Fair Value Measurements - Reconciliation of All Liabilities Measured at Fair Value Using Level 3 Significant Unobservable Inputs (Detail) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 1,044
Issuance of warrants in connection with note and warrant purchase agreement
Issuance of shares of redeemable non-controlling interest
Issuance of debt		$ 999
Net loss attributable to redeemable non-controlling interest
Change in fair value	$ 53	$ 45
Reclassification to equity upon initial public offering
Conversion to common stock upon initial public offering	$ (1,097)
Ending balance		$ 1,044
Convertible Notes [Member] | Series A-1 Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exchange of redeemable non-controlling interest for Series A-1 preferred stock
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 1,116
Issuance of warrants in connection with note and warrant purchase agreement		$ 954
Issuance of shares of redeemable non-controlling interest
Issuance of debt
Net loss attributable to redeemable non-controlling interest
Change in fair value	183	$ 162
Reclassification to equity upon initial public offering	$ (1,299)
Conversion to common stock upon initial public offering
Ending balance		$ 1,116
Warrant Liability [Member] | Series A-1 Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exchange of redeemable non-controlling interest for Series A-1 preferred stock
Redeemable Non-Controlling Interest [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		$ 4,814
Issuance of warrants in connection with note and warrant purchase agreement
Issuance of shares of redeemable non-controlling interest			$ 4,814
Issuance of debt
Net loss attributable to redeemable non-controlling interest		$ (96)	(154)
Change in fair value		$ 3,105	154
Reclassification to equity upon initial public offering
Conversion to common stock upon initial public offering
Ending balance			$ 4,814
Redeemable Non-Controlling Interest [Member] | Series A-1 Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Exchange of redeemable non-controlling interest for Series A-1 preferred stock		$ (7,823)